Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Investments
Investment income related to short-term investments	¥ 639,800	¥ 580,700	¥ 657,600
Short-term investments
Short-term Investments
Cost	12,081,868	13,095,780
Unrealized Gains/(Losses)	199,680	177,246
Estimated Fair Value	¥ 12,281,548	¥ 13,273,026
Short-term investments | Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	2.25%	2.52%
Short-term investments | Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	4.40%	4.10%